SEGMENT AND GEOGRAPHIC INFORMATION (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2013 CNY item	Dec. 31, 2012 CNY	Dec. 31, 2013 Operating Segment Online degree programs CNY	Dec. 31, 2012 Operating Segment Online degree programs CNY	Dec. 31, 2013 Operating Segment Online tutoring programs CNY	Dec. 31, 2012 Operating Segment Online tutoring programs CNY	Dec. 31, 2013 Operating Segment Private primary and secondary schools CNY	Dec. 31, 2012 Operating Segment Private primary and secondary schools CNY	Dec. 31, 2013 Operating Segment International and elite curriculum programs CNY	Dec. 31, 2012 Operating Segment International and elite curriculum programs CNY	Dec. 31, 2013 Corporate CNY	Dec. 31, 2012 Corporate CNY
SEGMENT AND GEOGRAPHIC INFORMATION
Number of operating segments	4	4
Assets	$ 221,479	1,340,770	1,242,253	1,018,814	937,541	64,138	49,980	148,576	150,723	19,996	23,132	89,246	80,877
Total liabilities	$ 112,019	678,129	395,151	186,491	184,190	62,039	57,188	103,552	112,008	37,505	38,081	288,542	3,684